Interest Expense - Summary of Interest Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest costs [abstract]
Weighted average interest rate per annum used for interest capitalisation	2.51%	3.51%	3.54%